Intangible Assets And Liabilities - Intangible Liabilities, Unfavorable Lease (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Beginning balance		$ 224,490
Beginning balance			$ 122,481
Amortization for the period	$ (17,587)	$ (42,026)	(39,426)	$ (42,026)
Ending balance	83,055		83,055
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance			231,019
Amortization for the period			0
Ending balance	231,019		231,019
Accumulated Depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance			(108,538)
Amortization for the period			(39,426)
Ending balance	(147,964)		(147,964)
Net Book Value [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance			122,481
Amortization for the period			(39,426)
Ending balance	$ 83,055		$ 83,055